Subsequent events - Bond issuance (Details) - May 23, 2018 € in Billions, $ in Billions	USD ($)	EUR (€)
Unitymedia GmbH in Germany and Liberty Global's Operations (Excluding its "Direct Home" Business) in Czech Republic , Hungary and Romania
Subsequent events
Bond debt	$ 11.5	€ 9.8